Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment, Restructuring Charges and Other Related Closure Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended												3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 St-Ericsson Restructuring Plan [Member]	Dec. 31, 2012 St-Ericsson Restructuring Plan [Member]	Dec. 31, 2011 St-Ericsson Restructuring Plan [Member]	Dec. 31, 2013 St-Ericsson Exit [Member]	Dec. 31, 2012 St-Ericsson Exit [Member]	Dec. 31, 2013 Digital Restructuring Plan [Member]	Dec. 31, 2012 Digital Restructuring Plan [Member]	Dec. 31, 2013 $600-650 Million Net Opex Plan [Member]	Dec. 31, 2013 Manufacturing Consolidation [Member]	Sep. 30, 2013 Annual Impairment Test [Member]	Dec. 31, 2013 Annual Impairment Test [Member]	Dec. 31, 2012 Annual Impairment Test [Member]	Dec. 31, 2013 Assets Held-for-sale Impairment [Member]	Dec. 31, 2013 Other Restructuring Initiatives [Member]	Dec. 31, 2012 Other Restructuring Initiatives [Member]	Dec. 31, 2011 Other Restructuring Initiatives [Member]	Dec. 31, 2012 Manufacturing Restructuring Plan [Member]	Dec. 31, 2011 Manufacturing Restructuring Plan [Member]	Dec. 31, 2012 St-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 St-Ericsson Cost Savings Plan [Member]	Dec. 31, 2012 St-Ericsson April 2012 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	$ (69)	$ (109)	$ (1,268)	$ (4)			$ (1)	$ (17)	$ (544)	$ (2)	$ (7)		$ (29)	$ (56)	$ (56)	$ (694)	$ (5)				$ (21)	$ (3)			$ (2)
Restructuring charges		(178)	(84)	(43)	(6)	(1)	(3)	(69)		(1)	(13)	(88)	(8)					(6)		(1)		(13)	(10)	(26)	(60)
Other related closure costs		(5)	(24)	(28)	(3)		(3)			(2)									(8)	(4)	(2)	(21)	(10)		(4)
Total impairment, restructuring charges and other related closure costs		$ (292)	$ (1,376)	$ (75)	$ (9)	$ (1)	$ (7)	$ (86)	$ (544)	$ (5)	$ (20)	$ (88)	$ (37)		$ (56)	$ (694)	$ (5)	$ (6)	$ (8)	$ (5)	$ (23)	$ (37)	$ (20)	$ (26)	$ (66)